T. ROWE PRICE Institutional Emerging Markets Bond Fund
March 31, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 2.5%
Government Bonds 2.5%
Republic of Angola, 8.00%, 11/26/29
(USD)  3,010,000 2,833
Republic of Angola, 8.25%, 5/9/28
(USD)  3,490,000 3,358
Republic of Angola, 9.125%, 11/26/49
(USD)  2,800,000 2,612
Republic of Angola, 9.50%, 11/12/25
(USD)  2,150,000 2,256
Total Angola (Cost
$10,117
)
11,059
ARGENTINA 2.2%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  259,000 868
868
Corporate Bonds 0.4%
YPF, 8.75%, 4/4/24 (USD)  1,155,000 917
YPF, STEP, 4.00%, 2/12/26 (USD) (1) 940,155 768
1,685
Government Bonds 1.6%
Republic of Argentina, 0.00%,
12/15/35 (USD) (2)(3) 4,020,000 27
Republic of Argentina, 1.00%, 7/9/29
(USD)  2,036,206 734
Republic of Argentina, STEP, 0.125%,
7/9/30 (USD)  2,110,121 710
Republic of Argentina, STEP, 0.125%,
7/9/35 (USD)  9,600,026 2,885
Republic of Argentina, STEP, 0.125%,
1/9/38 (USD)  7,040,959 2,592
6,948
Total Argentina (Cost
$13,677
)
9,501
BAHAMAS 2.5%
Government Bonds 2.5%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD) (1) 10,045,000 9,641
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD)  600,000 576
Commonwealth of Bahamas, 8.95%,
10/15/32 (USD) (1) 800,000 854
Total Bahamas (Cost
$11,671
)
11,071
BAHRAIN 1.0%
Government Bonds 1.0%
Kingdom of Bahrain, 7.00%, 10/12/28
(USD)  1,640,000 1,833
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%, 9/20/47
(USD)  2,500,000 2,618
Total Bahrain (Cost
$4,025
)
4,451
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%,
10/1/29 (USD) (1) 1,425,000 1,453
Total Barbados (Cost
$1,354
)
1,453
BENIN 0.5%
Government Bonds 0.5%
Republic of Benin, 4.875%, 1/19/32
(EUR) (1) 1,860,000 2,079
Republic of Benin, 6.875%, 1/19/52
(EUR) (1) 115,000 135
Total Benin (Cost
$2,374
)
2,214
BERMUDA 0.2%
Government Bonds 0.2%
Government of Bermuda, 3.375%,
8/20/50 (USD) (1) 813,000 790
Total Bermuda (Cost
$811
)
790
BRAZIL 3.8%
Corporate Bonds 1.7%
Banco BTG Pactual, VR, 7.75%,
2/15/29 (USD) (1)(4) 400,000 424
Banco do Brasil, VR, 9.00% (USD) (4)
(5) 1,950,000 2,134
Cosan Overseas, 8.25% (USD) (5) 430,000 441
CSN Resources, 7.625%, 2/13/23
(USD) (1) 250,000 260
CSN Resources, 7.625%, 2/13/23
(USD)  950,000 987
Embraer Netherlands Finance, 5.05%,
6/15/25 (USD)  1,200,000 1,248
Globo Comunicacao e Participacoes,
4.875%, 1/22/30 (USD)  550,000 556
Globo Comunicacao e Participacoes,
5.125%, 3/31/27 (USD)  500,000 515
Klabin Austria, 3.20%, 1/12/31
(USD) (1) 240,000 228
Suzano Austria, 6.00%, 1/15/29 (USD)  600,000 707
7,500
Government Bonds 2.1%
Petrobras Global Finance, 6.85%,
6/5/2115 (USD)  600,000 618
Republic of Brazil, 4.50%, 5/30/29
(USD)  3,290,000 3,391

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Brazil, 4.625%, 1/13/28
(USD)  500,000 529
Republic of Brazil, 5.00%, 1/27/45
(USD)  3,023,000 2,885
Republic of Brazil, 5.625%, 1/7/41
(USD)  1,100,000 1,148
Republic of Brazil, 8.25%, 1/20/34
(USD)  380,000 505
9,076
Total Brazil (Cost
$16,449
)
16,576
CHILE 1.1%
Convertible Bonds 0.1%
Liberty Latin America, 2.00%, 7/15/24
(USD)  410,000 407
407
Corporate Bonds 1.0%
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 1,118
Corp Nacional del Cobre de Chile,
3.70%, 1/30/50 (USD) (1) 1,930,000 1,939
Corp Nacional del Cobre de Chile,
3.75%, 1/15/31 (USD) (1) 385,000 416
Empresa de Transporte de Pasajeros
Metro, 4.70%, 5/7/50 (USD) (1) 945,000 1,080
4,553
Total Chile (Cost
$4,830
)
4,960
CHINA 3.0%
Convertible Bonds 0.0%
Huazhu Group, 3.00%, 5/1/26
(USD) (1) 66,000 97
97
Corporate Bonds 2.2%
CIFI Holdings Group, 6.55%, 3/28/24
(USD)  1,000,000 1,062
Country Garden Holdings, 4.75%,
1/17/23 (USD)  750,000 769
Country Garden Holdings, 8.00%,
1/27/24 (USD)  700,000 745
Health & Happiness H&H International
Holdings, 5.625%, 10/24/24 (USD)  1,000,000 1,041
Lenovo Group, 3.421%, 11/2/30
(USD) (1) 460,000 463
Lenovo Group, 3.421%, 11/2/30
(USD)  625,000 629
Meituan, 2.125%, 10/28/25 (USD) (1) 200,000 199
State Grid Overseas Investment 2014,
4.85%, 5/7/44 (USD)  200,000 250
State Grid Overseas Investment 2016,
4.00%, 5/4/47 (USD)  800,000 895
Times China Holdings, 6.75%, 7/8/25
(USD)  1,400,000 1,466
Par/Shares $ Value
(Cost and value in $000s)
Tingyi Cayman Islands Holding,
1.625%, 9/24/25 (USD)  774,000 760
Yanlord Land, 6.75%, 4/23/23 (USD)  1,000,000 1,035
Yuzhou Group Holdings, 8.375%,
10/30/24 (USD)  400,000 362
9,676
Government Bonds 0.8%
People's Republic of China, 3.12%,
12/5/26  21,100,000 3,226
3,226
Total China (Cost
$12,904
)
12,999
COLOMBIA 1.3%
Corporate Bonds 0.3%
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 1,124
Millicom International Cellular, 4.50%,
4/27/31 (USD) (1) 200,000 208
1,332
Government Bonds 1.0%
Republic of Colombia, 4.125%,
5/15/51 (USD)  455,000 434
Republic of Colombia, 5.625%,
2/26/44 (USD)  1,000,000 1,138
Republic of Colombia, 6.125%,
1/18/41 (USD)  2,320,000 2,761
4,333
Total Colombia (Cost
$5,429
)
5,665
CONGO 0.4%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 894
894
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD) (1) 810,000 863
863
Total Congo (Cost
$1,618
)
1,757
COSTA RICA 0.6%
Government Bonds 0.6%
Republic of Costa Rica, 7.00%, 4/4/44
(USD)  1,535,000 1,489
Republic of Costa Rica, 7.158%,
3/12/45 (USD)  1,000,000 976
Total Costa Rica (Cost
$2,514
)
2,465

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 3.2%
Government Bonds 3.2%
Dominican Republic, 4.50%, 1/30/30
(USD) (1) 770,000 780
Dominican Republic, 4.875%, 9/23/32
(USD) (1) 680,000 696
Dominican Republic, 4.875%, 9/23/32
(USD)  500,000 511
Dominican Republic, 5.95%, 1/25/27
(USD)  2,130,000 2,402
Dominican Republic, 6.00%, 7/19/28
(USD)  970,000 1,095
Dominican Republic, 6.40%, 6/5/49
(USD) (1) 1,000,000 1,050
Dominican Republic, 6.50%, 2/15/48
(USD)  1,050,000 1,113
Dominican Republic, 6.85%, 1/27/45
(USD)  3,625,000 4,019
Dominican Republic, 6.875%, 1/29/26
(USD) (1) 1,300,000 1,512
Dominican Republic, 7.45%, 4/30/44
(USD)  850,000 1,004
Total Dominican Republic (Cost
$12,929
)
14,182
ECUADOR 1.3%
Government Bonds 1.3%
Republic of Ecuador, STEP, 0.50%,
7/31/30 (USD) (1) 3,054,550 1,794
Republic of Ecuador, STEP, 0.50%,
7/31/35 (USD) (1) 8,847,685 4,026
Total Ecuador (Cost
$8,028
)
5,820
EGYPT 3.8%
Government Bonds 3.8%
Arab Republic of Egypt, 5.875%,
2/16/31 (USD) (1) 540,000 507
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  2,000,000 2,057
Arab Republic of Egypt, 7.50%,
1/31/27 (USD)  2,100,000 2,285
Arab Republic of Egypt, 7.60%, 3/1/29
(USD)  1,650,000 1,761
Arab Republic of Egypt, 7.903%,
2/21/48 (USD) (1) 300,000 283
Arab Republic of Egypt, 8.50%,
1/31/47 (USD) (1) 3,450,000 3,446
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  4,230,000 4,226
Arab Republic of Egypt, 14.051%,
7/21/22  16,750,000 1,073
Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt Treasury Bills,
13.559%, 8/17/21  19,000,000 1,155
Total Egypt (Cost
$16,871
)
16,793
EL SALVADOR 1.7%
Government Bonds 1.7%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  1,965,000 1,969
Republic of El Salvador, 6.375%,
1/18/27 (USD) (1) 2,730,000 2,710
Republic of El Salvador, 7.65%,
6/15/35 (USD)  900,000 889
Republic of El Salvador, 8.625%,
2/28/29 (USD)  1,800,000 1,922
Total El Salvador (Cost
$7,783
)
7,490
GHANA 3.3%
Government Bonds 3.3%
Republic of Ghana, 6.375%, 2/11/27
(USD)  6,125,000 5,934
Republic of Ghana, 7.625%, 5/16/29
(USD)  600,000 591
Republic of Ghana, 8.125%, 1/18/26
(USD)  5,985,000 6,363
Republic of Ghana, 8.75%, 3/11/61
(USD)  1,600,000 1,488
Total Ghana (Cost
$12,738
)
14,376
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  181,658 132
Total Grenada (Cost
$165
)
132
GUATEMALA 0.6%
Government Bonds 0.6%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,300,000 1,436
Republic of Guatemala, 4.90%, 6/1/30
(USD) (1) 1,000,000 1,099
Total Guatemala (Cost
$2,441
)
2,535
INDIA 1.8%
Corporate Bonds 0.6%
Adani Ports & Special Economic Zone,
4.20%, 8/4/27 (USD) (1) 645,000 686
Adani Ports & Special Economic Zone,
4.375%, 7/3/29 (USD)  400,000 419
Bharti Airtel, 3.25%, 6/3/31 (USD) (1) 540,000 528

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Periama Holdings, 5.95%, 4/19/26
(USD)  993,000 1,050
2,683
Government Bonds 1.2%
Export-Import Bank of India, 2.25%,
1/13/31 (USD) (1) 255,000 233
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,155,000 5,134
5,367
Total India (Cost
$8,147
)
8,050
INDONESIA 6.0%
Corporate Bonds 2.9%
Bank Negara Indonesia Persero,
3.75%, 3/30/26 (USD)  1,749,000 1,769
Hutama Karya Persero, 3.75%,
5/11/30 (USD) (1) 420,000 442
Pertamina Persero, 5.625%, 5/20/43
(USD)  4,420,000 5,016
Pertamina Persero, 6.00%, 5/3/42
(USD)  1,500,000 1,777
Perusahaan Listrik Negara, 3.875%,
7/17/29 (USD) (1) 865,000 909
Perusahaan Listrik Negara, 4.00%,
6/30/50 (USD) (1) 200,000 191
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 1,076
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD) (1) 400,000 405
Perusahaan Listrik Negara, 4.875%,
7/17/49 (USD) (1) 355,000 376
Perusahaan Listrik Negara, 5.25%,
10/24/42 (USD)  400,000 444
12,405
Government Bonds 3.1%
Perusahaan Penerbit, 3.80%, 6/23/50
(USD) (1) 200,000 203
Perusahaan Penerbit, 4.15%, 3/29/27
(USD)  2,100,000 2,321
Perusahaan Penerbit, 4.45%, 2/20/29
(USD)  3,200,000 3,617
Perusahaan Penerbit, 4.55%, 3/29/26
(USD)  5,400,000 6,105
Republic of Indonesia, 2.85%, 2/14/30
(USD)  800,000 817
Republic of Indonesia, 4.35%, 1/11/48
(USD)  600,000 654
13,717
Total Indonesia (Cost
$24,970
)
26,122
ISRAEL 0.8%
Corporate Bonds 0.8%
ICL Group, 6.375%, 5/31/38 (USD) (1) 1,400,000 1,771
Israel Electric, 7.75%, 12/15/27 (USD)  350,000 455
Par/Shares $ Value
(Cost and value in $000s)
Leviathan Bond, 6.125%, 6/30/25
(USD) (1) 1,100,000 1,192
Total Israel (Cost
$2,985
)
3,418
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, STEP, 5.75%,
12/31/32 (USD)  1,527,001 1,532
Total Ivory Coast (Cost
$1,451
)
1,532
JAMAICA 1.4%
Corporate Bonds 0.1%
TransJamaican Highway, 5.75%,
10/10/36 (USD) (1) 370,000 375
375
Government Bonds 1.3%
Government of Jamaica, 7.875%,
7/28/45 (USD)  2,910,000 3,958
Government of Jamaica, 8.00%,
3/15/39 (USD)  1,465,000 2,014
5,972
Total Jamaica (Cost
$5,452
)
6,347
JORDAN 0.9%
Government Bonds 0.9%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  3,750,000 3,829
Total Jordan (Cost
$4,086
)
3,829
KENYA 0.4%
Government Bonds 0.4%
Republic of Kenya, 8.00%, 5/22/32
(USD)  1,500,000 1,597
Total Kenya (Cost
$1,747
)
1,597
KUWAIT 0.6%
Corporate Bonds 0.6%
Equate Petrochemical, 4.25%, 11/3/26
(USD)  200,000 218
Kuwait Projects, 4.229%, 10/29/26
(USD)  1,100,000 1,073
MEGlobal Canada, 5.875%, 5/18/30
(USD) (1) 245,000 296
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 968
Total Kuwait (Cost
$2,441
)
2,555

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LAO PEOPLE'S DEMOCRATIC REPUBLIC 0.1%
Government Bonds 0.1%
People's Democratic Republic of
Laos, 6.875%, 6/30/21 (USD) (1) 600,000 490
Total Lao People's Democratic
Republic (Cost
$598
)
490
LEBANON 0.3%
Government Bonds 0.3%
Lebanese Republic, 6.00%, 1/27/23
(USD) (2)(6) 9,515,000 1,167
Total Lebanon (Cost
$2,339
)
1,167
MEXICO 9.9%
Corporate Bonds 4.8%
Axtel, 6.375%, 11/14/24 (USD) (1) 505,000 526
Banco Mercantil del Norte, VR, 6.75%
(USD) (4)(5) 600,000 626
Banco Mercantil del Norte, VR,
7.625% (USD) (4)(5) 500,000 549
Banco Santander Mexico, 5.375%,
4/17/25 (USD) (1) 655,000 737
Banco Santander Mexico, VR, 8.50%
(USD) (4)(5) 800,000 844
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD) (4) 1,900,000 1,959
BBVA Bancomer, VR, 5.35%,
11/12/29 (USD) (4) 300,000 310
Cemex, 5.45%, 11/19/29 (USD)  700,000 768
Cometa Energia, 6.375%, 4/24/35
(USD) (1) 1,405,500 1,574
Cometa Energia, 6.375%, 4/24/35
(USD)  468,500 525
Controladora Mabe, 5.60%, 10/23/28
(USD) (1) 960,000 1,119
Industrias Penoles, 4.75%, 8/6/50
(USD) (1) 240,000 247
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  400,000 399
Infraestructura Energetica Nova,
4.875%, 1/14/48 (USD) (1) 600,000 599
Mexico City Airport Trust, 5.50%,
7/31/47 (USD)  10,063,000 10,013
Poinsettia Finance, 6.625%, 6/17/31
(USD) (1) 200,000 192
20,987
Government Bonds 5.1%
Petroleos Mexicanos, 4.50%, 1/23/26
(USD)  5,900,000 5,868
Petroleos Mexicanos, 5.50%, 6/27/44
(USD)  1,860,000 1,481
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  3,285,000 2,623
Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 6.50%, 3/13/27
(USD)  2,800,000 2,931
Petroleos Mexicanos, 6.50%, 6/2/41
(USD)  6,880,000 6,006
Petroleos Mexicanos, 6.75%, 9/21/47
(USD)  4,000,000 3,409
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 124
22,442
Total Mexico (Cost
$41,602
)
43,429
MONGOLIA 1.3%
Corporate Bonds 0.3%
Development Bank of Mongolia,
7.25%, 10/23/23 (USD) (1) 1,035,000 1,124
1,124
Government Bonds 1.0%
Government of Mongolia, 5.125%,
12/5/22 (USD)  1,862,000 1,927
Government of Mongolia, 5.125%,
4/7/26 (USD) (1) 830,000 890
Government of Mongolia, 5.625%,
5/1/23 (USD)  900,000 944
Government of Mongolia, 8.75%,
3/9/24 (USD)  700,000 808
4,569
Total Mongolia (Cost
$5,260
)
5,693
MOROCCO 0.3%
Government Bonds 0.3%
Kingdom of Morocco, 3.00%,
12/15/32 (USD) (1) 1,300,000 1,222
Total Morocco (Cost
$1,299
)
1,222
NIGERIA 0.8%
Government Bonds 0.8%
Republic of Nigeria, 7.143%, 2/23/30
(USD)  3,300,000 3,375
Total Nigeria (Cost
$3,222
)
3,375
OMAN 4.2%
Corporate Bonds 0.6%
Lamar Funding, 3.958%, 5/7/25 (USD)  1,125,000 1,129
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 200,000 207
Oztel Holdings SPC, 6.625%, 4/24/28
(USD)  1,000,000 1,099
2,435
Government Bonds 3.6%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  1,500,000 1,544

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 5.375%, 3/8/27
(USD)  4,605,000 4,780
Sultanate of Oman, 5.625%, 1/17/28
(USD)  1,200,000 1,244
Sultanate of Oman, 6.25%, 1/25/31
(USD) (1) 710,000 744
Sultanate of Oman, 6.50%, 3/8/47
(USD)  2,360,000 2,227
Sultanate of Oman, 6.75%, 10/28/27
(USD)  2,700,000 2,987
Sultanate of Oman, 6.75%, 1/17/48
(USD) (1) 1,450,000 1,388
Sultanate of Oman, 7.00%, 1/25/51
(USD) (1) 845,000 836
15,750
Total Oman (Cost
$17,661
)
18,185
PAKISTAN 0.6%
Government Bonds 0.6%
Islamic Republic of Pakistan, 6.00%,
4/8/26 (USD) (1) 590,000 601
Islamic Republic of Pakistan, 6.875%,
12/5/27 (USD)  1,000,000 1,046
Islamic Republic of Pakistan, 7.875%,
3/31/36 (USD)  936,000 974
Total Pakistan (Cost
$2,579
)
2,621
PANAMA 0.6%
Corporate Bonds 0.2%
Banco Nacional de Panama, 2.50%,
8/11/30 (USD) (1) 1,105,000 1,027
1,027
Government Bonds 0.4%
Republic of Panama, 7.125%, 1/29/26
(USD)  1,200,000 1,487
1,487
Total Panama (Cost
$2,442
)
2,514
PARAGUAY 1.4%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (1) 1,005,000 1,065
1,065
Government Bonds 1.2%
Republic of Paraguay, 4.95%, 4/28/31
(USD) (1) 315,000 357
Republic of Paraguay, 5.40%, 3/30/50
(USD)  3,655,000 4,136
Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 6.10%, 8/11/44
(USD)  570,000 687
5,180
Total Paraguay (Cost
$5,916
)
6,245
PERU 0.4%
Corporate Bonds 0.3%
Consorcio Transmantaro, 4.70%,
4/16/34 (USD) (1) 280,000 317
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  337,830 397
Nexa Resources, 5.375%, 5/4/27
(USD)  575,000 629
1,343
Government Bonds 0.1%
Republic of Peru, 2.844%, 6/20/30
(USD)  620,000 631
631
Total Peru (Cost
$1,861
)
1,974
PHILIPPINES 1.0%
Corporate Bonds 0.5%
Globe Telecom, 3.00%, 7/23/35 (USD)  1,050,000 975
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,293
2,268
Government Bonds 0.5%
Republic of Philippines, 2.65%,
12/10/45 (USD)  2,200,000 1,983
1,983
Total Philippines (Cost
$4,276
)
4,251
QATAR 2.0%
Corporate Bonds 0.2%
Ooredoo International Finance,
2.625%, 4/8/31 (USD) (1) 1,140,000 1,128
1,128
Government Bonds 1.8%
State of Qatar, 4.40%, 4/16/50
(USD) (1) 560,000 651
State of Qatar, 4.40%, 4/16/50 (USD)  800,000 931
State of Qatar, 4.817%, 3/14/49 (USD)  5,000,000 6,138
7,720
Total Qatar (Cost
$9,625
)
8,848

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 0.8%
Government Bonds 0.8%
Republic of Romania, 3.00%, 2/14/31
(USD) (1) 1,044,000 1,046
Republic of Romania, 4.00%, 2/14/51
(USD) (1) 926,000 899
Republic of Romania, 4.00%, 2/14/51
(USD)  1,750,000 1,699
Total Romania (Cost
$3,676
)
3,644
RUSSIA 2.0%
Corporate Bonds 0.3%
GTLK Europe, 5.125%, 5/31/24 (USD)  1,150,000 1,219
1,219
Government Bonds 1.7%
Russian Federation, 4.375%, 3/21/29
(USD)  5,000,000 5,477
Russian Federation, 5.25%, 6/23/47
(USD)  1,600,000 1,903
7,380
Total Russia (Cost
$8,893
)
8,599
SAUDI ARABIA 1.9%
Government Bonds 1.9%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 2,048
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD) (1) 1,265,000 1,167
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 491
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD) (1) 585,000 655
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  1,750,000 2,077
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,700,000 1,837
Total Saudi Arabia (Cost
$7,860
)
8,275
SENEGAL 1.4%
Government Bonds 1.4%
Republic of Senegal, 4.75%, 3/13/28
(EUR)  1,500,000 1,790
Republic of Senegal, 6.25%, 5/23/33
(USD) (1) 900,000 901
Republic of Senegal, 6.25%, 5/23/33
(USD)  3,300,000 3,303
Total Senegal (Cost
$5,856
)
5,994
Par/Shares $ Value
(Cost and value in $000s)
SERBIA 0.1%
Government Bonds 0.1%
Republic of Serbia, 2.125%, 12/1/30
(USD) (1) 439,000 406
Total Serbia (Cost
$430
)
406
SOUTH AFRICA 1.9%
Corporate Bonds 0.1%
Eskom Holdings SOC, 6.75%, 8/6/23
(USD)  400,000 414
414
Government Bonds 1.8%
Republic of South Africa, 4.85%,
9/27/27 (USD)  1,200,000 1,241
Republic of South Africa, 5.65%,
9/27/47 (USD)  3,750,000 3,463
Republic of South Africa, 5.875%,
9/16/25 (USD)  2,390,000 2,642
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 456
7,802
Total South Africa (Cost
$8,062
)
8,216
SRI LANKA 2.8%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24
(USD)  845,000 503
503
Government Bonds 2.7%
Republic of Sri Lanka, 5.75%, 1/18/22
(USD)  2,200,000 1,938
Republic of Sri Lanka, 5.875%,
7/25/22 (USD)  2,750,000 2,166
Republic of Sri Lanka, 6.125%, 6/3/25
(USD)  6,200,000 3,959
Republic of Sri Lanka, 6.25%, 7/27/21
(USD)  2,950,000 2,855
Republic of Sri Lanka, 6.825%,
7/18/26 (USD) (1) 300,000 186
Republic of Sri Lanka, 6.825%,
7/18/26 (USD)  1,000,000 618
11,722
Total Sri Lanka (Cost
$15,691
)
12,225
THAILAND 0.3%
Corporate Bonds 0.3%
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 965,000 833

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  325,000 280
Total Thailand (Cost
$1,220
)
1,113
TRINIDAD AND TOBAGO 0.4%
Corporate Bonds 0.2%
Trinidad Petroleum Holdings, 9.75%,
6/15/26 (USD) (1) 700,000 781
781
Government Bonds 0.2%
Republic of Trinidad & Tobago, 4.50%,
6/26/30 (USD) (1) 1,075,000 1,090
1,090
Total Trinidad and Tobago (Cost
$1,835
)
1,871
TURKEY 3.0%
Corporate Bonds 0.9%
Akbank, 5.125%, 3/31/25 (USD)  900,000 872
Turk Telekomunikasyon, 4.875%,
6/19/24 (USD)  1,000,000 1,015
Turk Telekomunikasyon, 6.875%,
2/28/25 (USD) (1) 670,000 713
Turkiye Sise ve Cam Fabrikalari,
6.95%, 3/14/26 (USD) (1) 1,180,000 1,265
Yapi ve Kredi Bankasi, 5.85%, 6/21/24
(USD)  200,000 195
4,060
Government Bonds 2.1%
Republic of Turkey, 4.25%, 4/14/26
(USD)  3,800,000 3,462
Republic of Turkey, 4.875%, 10/9/26
(USD)  2,275,000 2,105
Republic of Turkey, 5.95%, 1/15/31
(USD)  1,200,000 1,092
Republic of Turkey, 6.00%, 1/14/41
(USD)  3,100,000 2,635
9,294
Total Turkey (Cost
$13,408
)
13,354
UKRAINE 3.5%
Corporate Bonds 0.4%
Ukraine Railways Via Rail Capital
Markets, 8.25%, 7/9/24 (USD)  800,000 850
VF Ukraine PAT via VFU Funding,
6.20%, 2/11/25 (USD)  800,000 830
1,680
Government Bonds 3.1%
Government of Ukraine, 7.75%, 9/1/25
(USD)  1,395,000 1,520
Par/Shares $ Value
(Cost and value in $000s)
Government of Ukraine, 7.75%, 9/1/27
(USD)  5,055,000 5,418
Government of Ukraine, 8.994%,
2/1/24 (USD)  1,290,000 1,434
Government of Ukraine, 9.75%,
11/1/28 (USD) (1) 2,300,000 2,685
Government of Ukraine, 9.75%,
11/1/28 (USD)  1,750,000 2,043
Government of Ukraine, VR, 0.00%,
5/31/40 (USD) (1)(2)(3) 485,000 502
13,602
Total Ukraine (Cost
$14,151
)
15,282
UNITED ARAB EMIRATES 2.0%
Corporate Bonds 0.9%
Acwa Power Management &
Investments One, 5.95%, 12/15/39
(USD)  800,000 924
Emirates NBD Bank, VR, 6.125%
(USD) (4)(5) 1,100,000 1,178
Ruwais Power, 6.00%, 8/31/36 (USD)  1,570,000 2,049
4,151
Government Bonds 1.1%
Emirate of Dubai, 5.25%, 1/30/43
(USD)  350,000 379
Finance Department Government of
Sharjah, 4.00%, 7/28/50 (USD) (1) 2,430,000 2,147
Finance Department Government of
Sharjah, 4.00%, 7/28/50 (USD)  1,350,000 1,193
Sharjah Sukuk Program, 3.234%,
10/23/29 (USD)  1,000,000 1,014
4,733
Total United Arab Emirates (Cost
$9,484
)
8,884
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (2)(7) 5,890 —
Mriya Farming, Recovery Certificates
(EUR) (2)(7) 488,383 6
Total United Kingdom (Cost
$–
)
6
UNITED STATES 0.4%
Convertible Bonds 0.1%
JPMorgan Chase Bank, 0.125%,
1/1/23 (1) 375,000 421
421
Corporate Bonds 0.3%
CITGO Holding, 9.25%, 8/1/24 (1) 650,000 650

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LCPR Senior Secured Financing,
5.125%, 7/15/29 (1) 745,000 757
1,407
Total United States (Cost
$1,849
)
1,828
URUGUAY 0.8%
Government Bonds 0.8%
Republic of Uruguay, 5.10%, 6/18/50
(USD)  2,910,000 3,618
Total Uruguay (Cost
$3,333
)
3,618
UZBEKISTAN 0.9%
Government Bonds 0.9%
National Bank of Uzbekistan, 4.85%,
10/21/25 (USD)  1,765,000 1,816
Republic of Uzbekistan, 5.375%,
2/20/29 (USD) (1) 485,000 532
Republic of Uzbekistan, 5.375%,
2/20/29 (USD)  1,640,000 1,798
Total Uzbekistan (Cost
$4,018
)
4,146
VENEZUELA 0.9%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/22 (USD) (2)(6) 800,000 20
20
Government Bonds 0.9%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD) (2)(6) 3,600,000 170
Petroleos de Venezuela, 6.00%,
5/16/24 (USD) (2)(6) 10,960,000 521
Petroleos de Venezuela, 6.00%,
11/15/26 (USD) (2)(6) 2,950,000 140
Petroleos de Venezuela, 8.50%,
10/27/20 (USD) (2)(6) 2,355,500 648
Petroleos de Venezuela, 9.00%,
11/17/21 (USD) (2)(6) 24,590,000 1,162
Petroleos de Venezuela, 9.75%,
5/17/35 (USD) (2)(6) 985,000 48
Petroleos de Venezuela, 12.75%,
2/17/22 (USD) (2)(6) 3,430,000 162
Republic of Venezuela, 6.00%,
12/9/20 (USD) (2)(6) 3,350,000 338
Republic of Venezuela, 7.75%,
10/13/19 (USD) (2)(6) 3,600,000 360
Republic of Venezuela, 9.25%,
9/15/27 (USD) (2)(6) 1,000,000 105
Republic of Venezuela, 11.75%,
10/21/26 (USD) (2)(6) 1,500,000 156
Republic of Venezuela, 11.95%,
8/5/31 (USD) (2)(6) 800,000 84
Par/Shares $ Value
(Cost and value in $000s)
Republic of Venezuela, 12.75%,
8/23/22 (USD) (2)(6) 550,000 58
3,952
Total Venezuela (Cost
$25,116
)
3,972
VIETNAM 1.3%
Corporate Bonds 0.2%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (1) 315,000 318
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  550,000 554
872
Government Bonds 1.1%
Socialist Republic of Vietnam, 4.80%,
11/19/24 (USD) (1) 600,000 673
Socialist Republic of Vietnam, 4.80%,
11/19/24 (USD)  3,600,000 4,041
4,714
Total Vietnam (Cost
$5,173
)
5,586
ZAMBIA 0.3%
Government Bonds 0.3%
Republic of Zambia, 5.375%, 9/20/22
(USD) (2) 2,250,000 1,265
Total Zambia (Cost
$1,216
)
1,265
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.3%
T. Rowe Price Government Reserve
Fund, 0.04% (8)(9) 18,680,645 18,681
18,681
U.S. Treasury Obligations 0.2%
U.S. Treasury Notes, 2.625%,
12/15/21 (10) 970,000 987
987
Total Short-Term Investments (Cost
$19,668) 19,668
Total Investments in
Securities 97.6%
(Cost $449,626) $ 427,705
Other Assets Less Liabilities 2.4% 10,341
Net Assets 100.0% $ 438,046

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $83,075 and represents
19.0% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(5) Perpetual security with no stated maturity date.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Level 3 in fair value hierarchy.
(8) Seven-day yield
(9) Affiliated Companies
(10) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.3)%
Credit Default Swaps, Protection Sold (0.3)%
Argentina (0.3)%
Barclays Bank, Protection Sold (Relevant Credit: Republic of Argentina, CCC+*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/25 (USD) * 2,500 (953) (528) (425)
Morgan Stanley, Protection Sold (Relevant Credit: Republic of Argentina, CCC+*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/25 (USD) * 500 (191) (114) (77)
Total Bilateral Credit Default Swaps, Protection Sold (642) (502)
Interest Rate Swaps 0.0%
Brazil 0.0%
Morgan Stanley, 2 Year Interest Rate Swap, Pay Fixed 5.681% At Termination, Receive Variable
2.650% (BRL CDI) At Termination, 1/2/23 6,200 9 — 9
Morgan Stanley, 2 Year Interest Rate Swap, Pay Fixed 6.553% At Termination, Receive Variable
2.650% (BRL CDI) At Termination, 1/2/23 6,300 (4) — (4)
Total Bilateral Interest Rate Swaps — 5
Total Bilateral Swaps (642) (497)
* Credit ratings as of March 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 INR 38,841 USD 525 $ 5
Bank of America 4/16/21 USD 1,281 MXN 25,857 18
Barclays Bank 6/11/21 COP 2,427,437 USD 675 (13)
BNP Paribas 4/16/21 MXN 22,896 USD 1,100 19
BNP Paribas 4/16/21 USD 2,224 MXN 45,189 17
BNP Paribas 6/2/21 USD 1,088 BRL 6,000 27
Citibank 4/16/21 MXN 23,455 USD 1,156 (11)
Citibank 5/7/21 CNY 27,810 USD 4,250 (24)
Citibank 5/21/21 EUR 371 USD 447 (12)
Citibank 6/2/21 BRL 3,905 USD 690 1
Citibank 6/2/21 USD 1,083 BRL 6,000 22
Deutsche Bank 4/9/21 IDR 15,100,119 USD 1,041 (4)
Deutsche Bank 5/21/21 USD 242 EUR 200 8
Deutsche Bank 6/18/21 USD 1,083 CNH 7,080 11
Goldman Sachs 4/9/21 INR 38,841 USD 524 6
Goldman Sachs 4/9/21 USD 625 IDR 9,063,067 2
Goldman Sachs 4/9/21 USD 668 INR 48,838 1
Goldman Sachs 6/2/21 BRL 6,032 USD 1,109 (42)
Goldman Sachs 6/11/21 USD 659 COP 2,427,437 (3)
HSBC Bank 4/9/21 USD 393 INR 28,844 (1)
HSBC Bank 5/7/21 USD 2,190 CNY 14,237 27
HSBC Bank 5/21/21 EUR 230 USD 277 (7)
HSBC Bank 5/21/21 USD 1,710 EUR 1,408 57
JPMorgan Chase 5/21/21 EUR 176 USD 213 (6)
Morgan Stanley 4/9/21 PEN 3,823 USD 1,054 (33)
Morgan Stanley 4/9/21 USD 456 IDR 6,446,998 14
Morgan Stanley 4/9/21 USD 1,047 PEN 3,823 25
Morgan Stanley 4/16/21 MXN 22,030 USD 1,041 35
Morgan Stanley 5/7/21 USD 2,089 CNY 13,573 27
Morgan Stanley 5/21/21 USD 157 EUR 129 5
Morgan Stanley 6/2/21 BRL 4,438 USD 777 8
Morgan Stanley 6/2/21 USD 435 BRL 2,375 14
RBC Dominion Securities 5/21/21 EUR 531 USD 640 (16)
State Street 5/21/21 USD 363 EUR 299 12
UBS Investment Bank 5/21/21 USD 3,450 EUR 2,847 107
Net unrealized gain (loss) on open forward
currency exchange contracts $ 296

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 36 U.S. Treasury Notes five year contracts 6/21 4,443 $ (57)
Long, 125 U.S. Treasury Notes ten year contracts 6/21 16,367 (227)
Net payments (receipts) of variation margin to date 250
Variation margin receivable (payable) on open futures contracts $ (34)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 9,147  ¤  ¤ $ 18,681^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,681.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E163-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 408,031 $ — $ 408,031
Common Stocks — — 6 6
Short-Term Investments 18,681 987 — 19,668
Total Securities 18,681 409,018 6 427,705
Swaps — 9 — 9
Forward Currency Exchange Contracts — 468 — 468
Total $ 18,681 $ 409,495 $ 6 $ 428,182
Liabilities
Swaps $ — $ 1,148 $ — $ 1,148
Forward Currency Exchange Contracts — 172 — 172
Futures Contracts* 284 — — 284
Total $ 284 $ 1,320 $ — $ 1,604
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.